Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) $ in Millions, $ in Millions	Aug. 08, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure Of Deposits [Line Items]
Subordinated Debt		$ 8,062	$ 8,195	$ 8,150
Subordinated Debt [Member] | Major Subordinated Debt Transactions [Member]
Disclosure Of Deposits [Line Items]
Borrowings, interest rate	4.338%
Subordinated borrowings earliest date of redemption at par value	October 5, 2023
Subordinated Debt	$ 850